Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 8,185,502	$ 2,869,241
Security deposits - Current		8,089	8,040
Prepaid expenses and other current assets		169,716	143,265
Total current assets		8,363,307	3,020,546
NON-CURRENT ASSETS:
Security deposits - Non-current		135,781	137,281
Property and equipment, net		2,506	85,849
Notes receivable		9,409,560	62,226,244
Operating lease right-of-use asset		507,251	436,937
Total non-current assets		10,055,098	62,886,311
Total assets		18,418,405	65,906,857
CURRENT LIABILITIES:
Salary payable		194,100	335,597
Advance from customer		100,000
Accrued liabilities and other payables		84,399	6,601,942
Operating lease liabilities - Current		290,703	383,153
Total current liabilities		669,202	7,320,692
NON-CURRENT LIABILITIES:
Operating lease liabilities - Non-current		180,046	41,170
Convertible promissory notes		3,050,000	31,941,830
Total non-current liabilities		3,230,046	31,983,000
Total liabilities		3,899,248	39,303,692
Commitments and Contingencies
SHAREHOLDERS’ EQUITY:
Common shares ($0.08 par value, 625,000,000 shares authorized; 99,587,811 and 25,186,864 shares issued and outstanding at December 31, 2025 and December 31, 2024)	[1]	7,967,024	2,014,949
Additional paid-in capital		130,728,219	92,709,334
Accumulated profits (deficit)		(123,994,872)	(67,919,627)
Accumulated other comprehensive loss		(181,214)	(201,491)
Total shareholders’ equity		14,519,157	26,603,165
Total liabilities and shareholders’ equity		$ 18,418,405	$ 65,906,857

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 13.